Expense Example {- Government Portfolio} - 03.31 FIMM Funds PRO - Institutional Class-10 - Government Portfolio - Institutional Class	May 28, 2022 USD ($)
Expense Example:
1 year	$ 14
3 years	51
5 years	92
10 years	$ 213